Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (2,415)	$ 2,901	$ 1,915
Other comprehensive income (loss):
Foreign currency translation adjustments	(92)	39	201
Total other comprehensive income (loss)	(92)	39	201
Comprehensive income (loss)	$ (2,507)	$ 2,940	$ 2,116